Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2016		As of December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$410,000	$96,650	$94,717
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	(5,746)	—	(78)	—
7.75% Senior Notes due June 2021	2,000,000	640,000	2,000,000	1,070,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(16,588)	—	(13,325)	—
8.125% Senior Notes due June 2023	1,000,000	295,000	1,000,000	515,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(9,764)	—	(8,562)	—
12.5% Senior Notes due November 2024	—	—	403,350	265,052
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	(209,165)	—

Total Intelsat Luxembourg obligations	3,467,902	1,345,000	3,268,870	1,944,769

Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$731,884	$475,725	$731,892	$640,406
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(297,257)	—	(267,108)	—

Total Intelsat Connect Finance obligations	434,627	475,725	464,784	640,406

Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$490,000	$543,900	$490,000	$565,950
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	(20,243)	—	(17,556)	—
8.00% Senior Secured Notes due February 2024	1,349,678	1,383,420	1,349,678	1,423,910
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	(6,005)	—	(5,378)	—
7.25% Senior Notes due October 2020	2,200,000	1,716,000	2,200,000	2,068,000
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(6,756)	—	(5,151)	—
7.25% Senior Notes due April 2019	1,500,000	1,260,000	—	—
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(5,886)	—	—	—
7.5% Senior Notes due April 2021	1,150,000	879,750	1,150,000	1,040,750
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(6,828)	—	(5,415)	—
5.5% Senior Notes due August 2023	2,000,000	1,340,000	2,000,000	1,630,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(14,900)	—	(12,977)	—
9.75% Senior Notes due July 2025	—	—	1,500,000	1,455,000
Unamortized prepaid debt issuance costs on 9.75% Senior Notes	—	—	(20,315)	—
Senior Secured Credit Facilities due June 2019	3,095,000	3,013,756	1,095,000	1,093,631
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(21,682)	—	(4,636)	—
Senior Secured Credit Facilities due November 2023	—	—	2,000,000	1,947,500
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(28,600)	—

Total Intelsat Jackson obligations	11,702,378	10,136,826	11,684,650	11,224,741

Eliminations:
6.75% Senior Notes due June 2018 owned by Intelsat Connect Finance	$(402,570)	$(330,107)	$—	$—
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	5,490	—	—	—
7.75% Senior Notes due June 2021 owned by Intelsat Connect Finance	(979,168)	(313,334)	(979,168)	(523,855)
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	8,121	—	6,524	—
8.125% Senior Notes due June 2023 owned by Intelsat Connect Finance	(111,663)	(32,941)	(111,663)	(57,506)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	1,090	—	956	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	71,877	—	67,525	—
12.5% Senior Notes due November 2024 owned by Intelsat Connect Finance	—	—	(402,595)	(264,556)
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	208,775	—

Total eliminations:	(1,406,823)	(676,382)	(1,209,646)	(845,917)

Total Intelsat S.A. long-term debt	$14,198,084	$11,281,169	$14,208,658	$12,963,999

Less:
Current portion of long-term debt	—		96,572

Total long-term debt, excluding current portion	$14,198,084		$14,112,086

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2017 are as follows (in thousands):

Year	Amount
2018	$96,650
2019	1,095,000
2020	2,200,000
2021	2,170,832
2022	1,221,892
2023 and thereafter	7,738,770

Total principal repayments	14,523,144
Unamortized discounts, premium and prepaid issuance costs	(314,486)

Total Intelsat S.A. long-term debt	$14,208,658